UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: August 31, 2017

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
980,201	iShares iBoxx $ High Yield Corporate Bond ETF	$ 86,894,818
568,386	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	57,935,585
2,323,702	SPDR® Bloomberg Barclays High Yield Bond ETF	86,883,218
	TOTAL INVESTMENT COMPANIES (Cost $224,327,838)	$ 231,713,621

SHORT TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
16,820,000	Fidelity Investments Money Market Government Portfolio, 0.68% (a)	$ 16,820,000
	TOTAL SHORT TERM INVESTMENTS (Cost $16,820,000) (b)	$ 16,820,000

	TOTAL INVESTMENTS (Cost $241,147,838) - 85.8%	$ 248,533,621
	Other Assets in Excess of Liabilities - 14.2%	41,156,673
	TOTAL NET ASSETS - 100.0%	$ 289,690,294

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-d ay yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,820,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares iBoxx $ High Yield Corporate Bond ETF	326,734	$ 28,462,944	(0.004)%	9/21/2018	$ 936,239
Credit Suisse International	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	568,386	57,018,415	(1.454)%	9/21/2018	1,548,945
Credit Suisse International	SPDR® Bloomberg Barclays High Yield Bond ETF	774,567	28,424,546	(0.724)%	9/21/2018	971,575
			$ 113,905,905			$ 3,456,759

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 30.0%
Money Market Funds - 30.0%
11,430,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)		$ 11,430,000
	TOTAL SHORT TERM INVESTMENTS (Cost $11,430,000) (b)		$ 11,430,000

	TOTAL INVESTMENTS (Cost $11,430,000) - 30.0%		$ 11,430,000
	Other Assets in Excess of Liabilities - 70.0%		26,634,938
	TOTAL NET ASSETS - 100.0%		$ 38,064,938

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,430,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017
Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	NASDAQ-100® Index	8,105	$ 45,694,197	(1.410%) - (1.444%)	6/26/2018	$ 1,216,491
Bank of America Merrill Lynch	NASDAQ-100® Index	118	683,281	(1.451)%	7/26/2018	(208)
			$ 46,377,478			$ 1,216,283

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Schedule of Investments (Unaudited)
May 31, 2017

			Fair Value
No reportable investments.

	TOTAL INVESTMENTS (Cost $-) - 0.0%		$ –
	Other Assets in Excess of Liabilities - 100.0%		63,144
	TOTAL NET ASSETS - 100.0%		$ 63,144

Percentages are stated as a percent of net assets.

Short Equity Swap Contracts (Unaudited)
May 31, 2017
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	NASDAQ-100® Index	14	$ 80,137	0.895% - 0.860%	6/26/2018	$ (926)

Direxion Monthly 25+Year Treasury Bull 1.35X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
640,000	Fidelity Investments Money Market Government Portfolio, 0.68% (a)		$ 640,000
	TOTAL SHORT TERM INVESTMENTS (Cost $640,000) (b)		$ 640,000

	TOTAL INVESTMENTS (Cost $640,000) - 6.9%		$ 640,000
	Other Assets in Excess of Liabilities - 93.1%		8,645,944
	TOTAL NET ASSETS - 100.0%		$ 9,285,944

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $640,000.

Long Futures Contracts (Unaudited)
May 31, 2017
Unrealized
Appreciation/
Contracts			(Depreciation)
50	Ultra U.S. Treasury Bond Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $8,237,500)		$ 78,418

Long Equity Swap Contracts (Unaudited)
May 31, 2017

Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	2,083	$ 4,336,452	(1.454)%	11/5/2018	$ 30,459

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 29.9%
Money Market Funds - 29.9%
390,000	Fidelity Investments Money Market Government Portfolio, 0.68% (a)		$ 390,000
	TOTAL SHORT TERM INVESTMENTS (Cost $390,000) (b)		$ 390,000

	TOTAL INVESTMENTS (Cost $390,000) - 29.9%		$ 390,000
	Other Assets in Excess of Liabilities - 70.1%		913,598
	TOTAL NET ASSETS - 100.0%		$ 1,303,598

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $390,000.

Short Equity Swap Contracts (Unaudited)
May 31, 2017
Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	839	$ 1,748,036	0.154%	11/5/2018	$ (11,413)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 47.5%
Money Market Funds - 47.5%
75,710,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)		$ 75,710,000
	TOTAL SHORT TERM INVESTMENTS (Cost $75,710,000)(b)		$ 75,710,000

	TOTAL INVESTMENTS (Cost $75,710,000) - 47.5%		$ 75,710,000
	Other Assets in Excess of Liabilities - 52.5%		83,709,139
	TOTAL NET ASSETS - 100.0%		$ 159,419,139

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $75,710,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	NASDAQ-100® Index	53,265	$ 301,455,530	(1.410%) - (1.445%)	6/26/2018	$ 7,131,300
Bank of America Merrill Lynch	NASDAQ-100® Index	239	1,383,555	(1.451%)	6/26/2018	(124)
Bank of America Merrill Lynch	NASDAQ-100® Index	1,370	7,931,452	(1.451%)	7/26/2018	(792)
			$ 310,770,537			$ 7,130,384

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 49.0%
Money Market Funds - 49.0%
29,010,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)		$ 29,010,000
	TOTAL SHORT TERM INVESTMENTS (Cost $29,010,000)(b)		$ 29,010,000

	TOTAL INVESTMENTS (Cost $29,010,000) - 49.0%		$ 29,010,000
	Other Assets in Excess of Liabilities - 51.0%		30,186,246
	TOTAL NET ASSETS - 100.0%		$ 59,196,246

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,010,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P 500® Index	30,890	$ 73,694,211	(1.260)%	4/25/2018	$ 944,182
Bank of America Merrill Lynch	S&P 500® Index	5,005	11,779,416	(1.260)%	5/25/2018	306,916
Bank of America Merrill Lynch	S&P 500® Index	12,218	29,272,161	(1.260%) - (1.295%)	6/26/2018	223,113
Bank of America Merrill Lynch	S&P 500® Index	54	130,427	(1.295)%	6/26/2018	(160)
Bank of America Merrill Lynch	S&P 500® Index	918	2,216,084	(1.301)%	7/26/2018	(1,789)
			$ 117,092,299			$ 1,472,262

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 23.7%
Money Market Funds - 23.7%
2,140,000	Fidelity Investments Money Market Government Portfolio, 0.68% (a)		$ 2,140,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,140,000) (b)		$ 2,140,000

	TOTAL INVESTMENTS (Cost $2,140,000) - 23.7%		$ 2,140,000
	Other Assets in Excess of Liabilities - 76.3%		6,905,574
	TOTAL NET ASSETS - 100.0%		$ 9,045,574

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,140,000.

Short Equity Swap Contracts (Unaudited)
May 31, 2017
Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	7,475	$ 17,719,514	0.914%	12/4/2017	$ (348,904)

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
10,600,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)	$ 10,600,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,600,000)(b)	$ 10,600,000

	TOTAL INVESTMENTS (Cost $10,600,000) - 52.2%	$ 10,600,000
	Other Assets in Excess of Liabilities - 47.8%	9,724,098
	TOTAL NET ASSETS - 100.0%	$ 20,324,098

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,600,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Russell 2000® Index	1,370	$ 1,910,824	(0.860%)	8/28/2018	$ (30,415)
Bank of America Merrill Lynch	Russell 2000® Index	4,098	5,556,840	(0.860%)	9/25/2018	63,589
Bank of America Merrill Lynch	Russell 2000® Index	3,317	4,597,526	(0.860%)	9/25/2018	(47,174)
Bank of America Merrill Lynch	Russell 2000® Index	7,019	9,529,044	(0.860%)	10/26/2018	92,157
Bank of America Merrill Lynch	Russell 2000® Index	2,510	3,468,736	(0.860%)	10/26/2018	(28,043)
Bank of America Merrill Lynch	Russell 2000® Index	5	6,780	(0.867%)	11/27/2018	72
Bank of America Merrill Lynch	Russell 2000® Index	10,170	14,201,916	(0.860%) - (0.895%)	11/27/2018	(259,437)
Bank of America Merrill Lynch	Russell 2000® Index	1,137	1,571,116	(0.901%)	12/26/2018	(12,933)
			$ 40,842,782			$ (222,184)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 19.2%
Money Market Funds - 19.2%
1,230,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)		$ 1,230,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,230,000) (b)		$ 1,230,000

	TOTAL INVESTMENTS (Cost $1,230,000) - 19.2%		$ 1,230,000
	Other Assets in Excess of Liabilities - 80.8%		5,188,059
	TOTAL NET ASSETS - 100.0%		$ 6,418,059

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,230,000.

Short Equity Swap Contracts (Unaudited)
May 31, 2017
Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	9,370	$ 12,899,357	0.014%	4/23/2018	$ 44,831

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 29.6%
Money Market Funds - 29.6%
4,570,000	Fidelity Investments Money Market Government Portfolio, 0.68% (a)		$ 4,570,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,570,000) (b)		$ 4,570,000

	TOTAL INVESTMENTS (Cost $4,570,000) - 29.6%		$ 4,570,000
	Other Assets in Excess of Liabilities - 70.4%		10,889,059
	TOTAL NET ASSETS - 100.0%		$ 15,459,059

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,570,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017
Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	288,855	$ 30,923,217	(0.374%)	8/7/2017	$ 72,084

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%
1,550,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)		$ 1,550,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,550,000)(b)		$ 1,550,000

	TOTAL INVESTMENTS (Cost $1,550,000) - 29.7%		$ 1,550,000
	Other Assets in Excess of Liabilities - 70.3%		3,670,385
	TOTAL NET ASSETS - 100.0%		$ 5,220,385

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,550,000.

Short Equity Swap Contracts (Unaudited)
May 31, 2017
Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	97,196	$ 10,335,967	0.114%	1/19/2018	$ (106,399)

Direxion Monthly China Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 38.5%
Money Market Funds - 38.5%
1,970,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)		$ 1,970,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,970,000)(b)		$ 1,970,000

	TOTAL INVESTMENTS (Cost $1,970,000) - 38.5%		$ 1,970,000
	Other Assets in Excess of Liabilities - 61.5%		3,146,499
	TOTAL NET ASSETS - 100.0%		$ 5,116,499

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,970,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017
Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	255,918	$ 10,306,437	(0.853)%	12/1/2017	$ (34,857)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares			Fair Value
SHORT TERM INVESTMENTS - 33.0%
Money Market Funds - 33.0%
2,440,000	Fidelity Investments Money Market Government Portfolio, 0.68%(a)		$ 2,440,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,440,000)(b)		$ 2,440,000

	TOTAL INVESTMENTS (Cost $2,440,000) - 33.0%		$ 2,440,000
	Other Assets in Excess of Liabilities - 67.0%		4,954,202
	TOTAL NET ASSETS - 100.0%		$ 7,394,202

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,440,000.

Long Equity Swap Contracts (Unaudited)
May 31, 2017

Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	358,908	$ 14,860,768	(0.764)%	6/19/2018	$ (77,275)

Direxion Hilton Tactical Income Fund
Schedule of Investments (Unaudited)
May 31, 2017

Shares		Fair Value
COMMON STOCKS - 38.1%
Consumer Discretionary - 2.1%
35,240	Starbucks Corp.	$2,241,616

Energy - 1.5%
221,500	San Juan Basin Royalty Trust	1,608,090

Financials - 18.3%
11,500	CME Group, Inc.	1,348,835
59,475	Four Corners Property Trust, Inc. - REIT	1,464,275
76,340	Gramercy Property Trust - REIT	2,255,847
29,970	JPMorgan Chase & Co.	2,462,035
119,270	KeyCorp	2,083,647
65,065	MainSource Financial Group, Inc.	2,106,805
150,800	Redwood Trust, Inc. - REIT	2,551,536
104,505	The Bank of N.T. Butterfield & Son Ltd.	3,446,575
9,195	The Goldman Sachs Group, Inc.	1,942,536
		19,662,091
Industrials - 5.6%
39,500	A.O. Smith Corp.	2,167,365
70,800	Rentokil Initial PLC - ADR (United Kingdom)	1,238,292
40,705	Republic Services, Inc.	2,589,245
		5,994,902
Information Technology - 6.7%
59,410	Booz Allen Hamilton Holding Corp.	2,343,130
34,500	Broadridge Financial Solutions, Inc.	2,618,205
19,600	Harris Corp.	2,198,336
		7,159,671
Materials - 2.0%
24,220	The Scotts Miracle-Gro Co.	2,097,694

Utilities - 1.9%
26,350	Southwest Gas Holdings, Inc.	2,096,670
	TOTAL COMMON STOCKS (Cost $36,664,831)	$40,860,734

PREFERRED STOCKS - 26.3%
Consumer Discretionary - 1.1%
45,200	M/I Homes, Inc.	$1,160,736

Financials - 25.2%
50,000	AG Mortgage Investment Trust, Inc.	1,257,500
111,815	Altisource Residential Corp. - REIT	1,536,338
40,000	Apollo Commercial Real Estate Finance, Inc.	1,022,000
81,500	Ares Capital Corp.	2,061,950
48,605	B. Riley Financial, Inc.	1,251,579
68,000	BGC Partners, Inc.	1,708,160
64,000	Bluerock Residential Growth, Inc. Class A - REIT	1,684,480
83,500	Brookfield DTLA Fund Office Trust Investor, Inc. - REIT (a)	2,087,500
44,500	Capitala Finance Corp. (a)	1,121,400
27,942	Chimera Investment Corp. (a)	710,006
40,000	Chimera Investment Corp.	1,016,000
28,000	Colony NorthStar, Inc. - REIT (a)	701,400
65,050	Colony NorthStar, Inc. - REIT	1,650,318
25,000	Customers Bancorp, Inc.	672,000
25,000	Dynex Capital, Inc.	609,500

84,075	Hercules Capital, Inc.	2,139,709
54,500	Iberiabank Corp.	1,512,375
39,788	PrivateBancorp, Inc.	1,020,562
82,500	TICC Capital Corp. (a)	2,123,550
45,000	Two Harbors Investment Corp. (a)	1,219,050
		27,105,377
	TOTAL PREFERRED STOCKS (Cost $27,743,951)	$28,266,113

CLOSED-END FUNDS - 8.5%
220,500	Invesco Dynamic Credit Opportunities Fund	$2,696,715
246,615	Nuveen Credit Strategies Income Fund	2,160,348
85,260	Nuveen Mortgage Opportunity Term Fund	2,151,962
97,830	PIMCO Dynamic Credit and Mortgage Income Fund	2,181,609
	TOTAL CLOSED-END FUNDS (Cost $8,792,668)	$9,190,634

CORPORATE BONDS - 8.5%
Consumer Discretionary - 0.9%
	Amazon.com, Inc.
900,000	3.80%, 12/05/2024	$970,672
Financials - 1.1%
	Customers Bancorp, Inc.
46,000	6.38%, 07/31/2018	1,196,000
Health Care - 1.3%
	AbbVie, Inc.
1,365,000	2.90%, 11/06/2022	1,381,377
Information Technology - 5.2%
	Alphabet, Inc.
800,000	3.38%, 02/25/2024	845,405
	Apple, Inc.
1,000,000	3.20%, 05/13/2025	1,026,460
	International Business Machines Corp.
650,000	1.90%, 01/27/2020	651,736
	Microsoft Corp.
1,400,000	2.38%, 02/12/2022	1,421,234
	Oracle Corp.
1,565,000	2.50%, 10/15/2022	1,580,569
		5,525,404
	TOTAL CORPORATE BONDS (Cost $8,855,725)	$9,073,453

MASTER LIMITED PARTNERSHIPS - 5.9%
Energy - 3.8%
88,265	Enterprise Products Partners L.P.	$2,366,384
23,635	Magellan Midstream Partners L.P.	1,715,665
		4,082,049
Financials - 2.1%
82,000	Ares Management L.P.	2,201,700
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,874,611)	$6,283,749

CONVERTIBLE BONDS - 2.9%
Financials - 2.9%
	Colony Capital, Inc.
875,000	3.88%, 01/15/2021	$894,140
	HCI Group, Inc.
2,250,000	3.88%, 03/15/2019	2,254,219
	TOTAL CONVERTIBLE BONDS (Cost $3,042,472)	$3,148,359

EXCHANGE-TRADED FUNDS - 2.5%
26,420	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$2,692,991
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,631,179)	$2,692,991

FOREIGN GOVERNMENT BONDS - 1.1%
	Republic of Argentina
1,050,000	6.88%, 04/22/2021 (a)	$1,149,225
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,111,142)	$1,149,225

	TOTAL INVESTMENTS (Cost $94,716,579) - 93.8%	$100,665,258
	Other Assets in Excess of Liabilities - 6.2%	6,657,281
	TOTAL NET ASSETS - 100.0%	$107,322,539

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' securities as of May 31, 2017.

Direxion Monthly High Yield Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$231,713,621	$-	$-	$231,713,621
Short Term Investments	16,820,000	-	-	16,820,000
Other Financial Instruments*	-	3,456,759	-	3,456,759

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$11,430,000	$-	$-	$11,430,000
Other Financial Instruments*	-	1,216,283	-	1,216,283

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(926)	$-	$(926)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$640,000	$-	$-	$640,000
Other Financial Instruments*	78,418	30,459	-	108,877

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$390,000	$-	$-	$390,000
Other Financial Instruments*	-	(11,413)	-	(11,413)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$75,710,000	$-	$-	$75,710,000
Other Financial Instruments*	-	7,130,384	-	7,130,384

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$29,010,000	$-	$-	$29,010,000
Other Financial Instruments*	-	1,472,262	-	1,472,262

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,140,000	$-	$-	$2,140,000
Other Financial Instruments*	-	(348,904)	-	(348,904)

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$10,600,000	$-	$-	$10,600,000
Other Financial Instruments*	-	(222,184)	-	(222,184)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,230,000	$-	$-	$1,230,000
Other Financial Instruments*	-	44,831	-	44,831

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$4,570,000	$-	$-	$4,570,000
Other Financial Instruments*	-	72,084	-	72,084

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,550,000	$-	$-	$1,550,000
Other Financial Instruments*	-	(106,399)	-	(106,399)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,970,000	$-	$-	$1,970,000
Other Financial Instruments*	-	(34,857)	-	(34,857)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,440,000	$-	$-	$2,440,000
Other Financial Instruments*	-	(77,275)	-	(77,275)

Direxion Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$40,860,734	$-	$-	$40,860,734
Preferred Stocks	28,266,113	-	-	28,266,113
Closed-End Funds	9,190,634	-	-	9,190,634
Corporate Bonds	-	9,073,453	-	9,073,453
Master Limited Partnerships	6,283,749	-	-	6,283,749
Convertible Bonds	-	3,148,359	-	3,148,359
Exchange-Traded Funds	2,692,991	-	-	2,692,991
Foreign Government Bonds	-	1,149,225	-	1,149,225

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The unaudited cost basis of investments for federal income tax purposes at May 31, 2017 (Unaudited) was as follows*:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	High Yield	NASDAQ-100®	NASDAQ-100®	25+ Year Treasury
	Bull 1.2X Fund	Bull 1.25X Fund	Bear 1.25X Fund	Bull 1.35X Fund
Cost of investments	$241,147,838	$11,430,000	$-	$640,000
Gross unrealized appreciation	$7,385,783	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$7,385,783	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	25+ Year Treasury	NASDAQ-100®	S&P 500®	S&P 500®
	Bear 1.35X Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$390,000	$75,710,000	$29,010,000	$2,140,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	7-10 Year Treasury	7-10 Year Treasury
	Bull X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$10,600,000	$1,230,000	$4,570,000	$1,550,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Hilton
	China Bull	Emerging Markets	Tactical Income
	2X Fund	Bull 2X Fund	Fund
Cost of investments	$1,970,000	$2,440,000	$94,716,579
Gross unrealized appreciation	$-	$-	$6,690,734
Gross unrealized depreciation	$-	$-	$(742,055)
Net unrealized appreciation/(depreciation)	$-	$-	$5,948,679

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)    /s/ Eric W. Falkeis
                                              Eric W. Falkeis, Principal Executive Officer

Date  July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Eric W. Falkeis
                                              Eric W. Falkeis, Principal Executive Officer

Date  July 27, 2017

By (Signature and Title)   /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date  July 26, 2017